Subsequent events	12 Months Ended
Feb. 28, 2025
Subsequent Events [Abstract]
Subsequent events

17 Subsequent events

The Company has assessed all subsequent events through July 14, 2025 which is the date that these consolidated financial statements are available to be issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

On May 22, 2025, the Company entered into an underwriting agreement with Alexander Capital, L.P., as representative of the several underwriters named thereof, in connection with its initial public offering of 3,750,000 ordinary shares, par value $0.001 per share at a price of $4 per share. The underwriters also had an option for a period of 45 days to purchase up to 562,500 ordinary shares to cover over-allotments, if any. The Company has also agreed to issue to the representative as compensation Representative’s Warrants exercisable for a period of five years from the date of issuance of up to 431,250 ordinary shares at a per share exercise price equal to 140% of the public offering price per share in the IPO. The Company’s Registration Statement on Form F-1 (File No. 333- 286542) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 14, 2025, as amended, the “Registration Statement”) was declared effective by the Commission on May 22, 2025.

Alexander Capital, L.P. notified the Company of their decision to exercise the over-allotment option to purchase an additional 562,500 ordinary shares (the “Over-allotment Shares”) of the Company, par value $0.001 per share, at a price of $4.00 per share. The Closing for the sale of the Over-allotment Shares took place on June 2, 2025.

Gross proceeds of the Company’s IPO, including the proceeds from the sale of the Over-allotment Shares, totaled approximately $17.25 million, before deducting underwriting discounts and other related expenses.

On April 14, 2024, the Company received working capital credit facilities of S$50,000 and S$200,000 from investors, Tan Keng Kuat & Sons Pte Ltd and Ng Jian Da, respectively. The working capital loans carry a fixed interest rate of 12% per annum and mature in 24 months. Investors were granted warrants to purchase shares equivalent to the total utilized amount of the credit facilities at a nominal consideration of SGD1. The number of shares to be issued to the Investor shall be computed based on the Qualified Initial Public Offering (“QIPO”)’s IPO price. The warrants are exercisable within 1 month from a QIPO. The warrants had since expired following one month after QIPO.